Other financial assets - Schedule of Other Trade Deposits and Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ (88)	$ (8)	$ (17)
Other Trade Deposits With No Significant Increase In Credit Risk [Member]
Disclosure of financial assets [line items]
Provision for expected credit loss financial assets	4	$ 54
Other Trade Deposits With Significant Increase In Credit Risk [Member]
Disclosure of financial assets [line items]
Provision for expected credit loss financial assets	19
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ (15)